BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS ALL-CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 2023 (UNAUDITED)

	NUMBER OF
	SHARES		VALUE
COMMON STOCKS—97.8%
Communication Services—4.8%
Activision Blizzard, Inc.	96,771		$7,761,034
Alphabet, Inc., Class A*	212,693		26,133,589
Electronic Arts, Inc.	19,965		2,555,520
Interpublic Group of Cos., Inc., (The)(a)	217,342		8,082,949
Omnicom Group, Inc.(a)	74,396		6,560,983
Take-Two Interactive Software, Inc.*	53,968		7,433,013
TEGNA, Inc.	243,176		3,766,796
			62,293,884
Consumer Discretionary—7.6%
AutoZone, Inc.*	6,130		14,631,329
Booking Holdings, Inc.*	8,015		20,107,792
Harley-Davidson, Inc.(a)	375,508		11,682,054
LKQ Corp.	117,594		6,203,083
Mohawk Industries, Inc.*	53,942		4,964,822
NVR, Inc.*	2,695		14,968,623
Tempur Sealy International, Inc.(a)	348,722		12,428,452
Whirlpool Corp.(a)	44,992		5,817,016
Wyndham Hotels & Resorts, Inc.	114,502		7,814,761
			98,617,932
Consumer Staples—1.7%
Coca-Cola European Partners PLC(a)	67,900		4,236,281
Kenvue, Inc.*(a)	81,572		2,046,641
Keurig Dr Pepper, Inc.	183,839		5,721,070
Philip Morris International, Inc.	107,781		9,701,368
			21,705,360
Energy—7.2%
BP PLC - SP ADR	132,980		4,482,756
Canadian Natural Resources Ltd.	127,175		6,852,189
Chord Energy Corp.(a)	64,883		9,280,864
ConocoPhillips	65,823		6,536,224
Devon Energy Corp.	124,696		5,748,486
Diamondback Energy, Inc.	82,040		10,431,386
EOG Resources, Inc.	60,571		6,498,663
Halliburton Co.	270,009		7,735,758
Marathon Oil Corp.	425,783		9,435,351
Phillips 66	47,016		4,307,136
Pioneer Natural Resources Co.	29,628		5,909,008
Schlumberger Ltd.	246,762		10,568,816
Shell PLC - ADR	94,434		5,288,304
			93,074,941
Financials—21.1%
Aflac, Inc.(a)	190,667		12,242,728
Allstate Corp., (The)	56,399		6,116,472
American International Group, Inc.	357,014		18,861,050
Aon PLC, Class A	27,045		8,337,703
Bank of America Corp.	715,057		19,871,434
Charles Schwab Corp., (The)	115,202		6,069,993
Chubb Ltd.	75,874		14,097,389
Citigroup, Inc.	261,398		11,585,159
Discover Financial Services	70,600		7,253,444
Fidelity National Information Services, Inc.	91,296		4,982,023
FleetCor Technologies, Inc.*	90,529		20,509,345
Global Payments, Inc.	104,907		10,248,365
Globe Life, Inc.	82,279		8,489,547
Goldman Sachs Group, Inc., (The)	44,615		14,450,799
JPMorgan Chase & Co.	165,209		22,420,513
Loews Corp.	200,870		11,248,720
Markel Group, Inc.*(a)	4,339		5,704,613
Renaissance Holdings Ltd.	81,035		15,264,563
Synchrony Financial	155,644		4,818,738
Travelers Cos., Inc., (The)	51,498		8,715,522
Visa, Inc., Class A(a)	85,127		18,815,621
Wells Fargo & Co.	258,621		10,295,702
White Mountains Insurance Group Ltd.	9,640		13,054,392
			273,453,835
Health Care—23.6%
AbbVie, Inc.	173,775		23,973,999
AmerisourceBergen Corp.	73,052		12,429,798
Amgen, Inc.	64,865		14,312,462
Avantor, Inc.*(a)	367,799		7,333,912
Bristol-Myers Squibb Co.	442,105		28,489,246
Centene Corp.*	194,688		12,150,478
Cigna Group, (The)	29,051		7,187,508
Elevance Health, Inc.	44,396		19,881,417
Humana, Inc.	23,729		11,908,873
Johnson & Johnson	231,528		35,900,732
McKesson Corp.	41,424		16,190,156
Medtronic PLC	220,173		18,221,518
Merck & Co., Inc.	190,322		21,013,452
Molina Healthcare, Inc.*	23,118		6,332,020
Pfizer, Inc.	483,795		18,393,886
Sanofi - ADR	464,851		23,716,698
UnitedHealth Group, Inc.	42,872		20,888,953
Zimmer Biomet Holdings, Inc.	57,982		7,383,428
			305,708,536
Industrials—14.3%
Acuity Brands, Inc.(a)	39,984		6,025,189
Advanced Drainage Systems, Inc.(a)	35,258		3,411,917
Allegion PLC	105,110		11,009,221
Allison Transmission Holdings, Inc.	125,725		5,946,792
AMETEK, Inc.	54,319		7,880,057
Boeing Co., (The)*	26,457		5,442,205
BWX Technologies, Inc.	113,655		6,855,670
Copart, Inc.*	68,089		5,963,916
Curtiss-Wright Corp.	32,504		5,137,582
EnerSys(a)	44,645		4,342,619
Expeditors International of Washington, Inc.(a)	123,655		13,640,383
Howmet Aerospace, Inc.	296,846		12,690,166
Huron Consulting Group, Inc.*	92,873		7,548,717
Landstar System, Inc.(a)	63,691		11,170,128
Leidos Holdings, Inc.	36,501		2,849,268
ManpowerGroup, Inc.	31,545		2,213,513
Masco Corp.	103,144		4,983,918
Middleby Corp., (The)*(a)	24,265		3,202,980
PACCAR, Inc.	102,872		7,075,536
Resideo Technologies, Inc.*(a)	148,496		2,380,391
Robert Half International, Inc.(a)	35,459		2,305,544
Science Applications International Corp.	102,418		9,968,344
Sensata Technologies Holding PLC	98,786		4,101,595
SS&C Technologies Holdings, Inc.	115,492		6,347,440
Textron, Inc.	123,687		7,652,515
United Parcel Service, Inc., Class B	46,351		7,740,617
WESCO International, Inc.	53,076		7,291,581
Westinghouse Air Brake Technologies Corp.	115,992		10,744,339
			185,922,143
Information Technology—15.6%
Advanced Micro Devices, Inc.*#	226,100		26,727,281
Analog Devices, Inc.	83,064		14,759,642
Applied Materials, Inc.	51,437		6,856,552
Arrow Electronics, Inc.*	57,765		7,315,360
Belden, Inc.	48,599		4,251,927
Check Point Software Technologies Ltd.*	107,786		13,452,771
Cisco Systems, Inc.	373,311		18,542,357
Cognizant Technology Solutions Corp., Class A	220,770		13,795,917
Flex Ltd.*	369,555		9,383,001
Gen Digital, Inc.	152,297		2,671,289
Hewlett Packard Enterprise Co.	267,040		3,850,717
Jabil, Inc.	156,156		13,979,085
KLA Corp.	14,880		6,591,691
Lam Research Corp.	11,373		7,013,729
Microchip Technology, Inc.	200,777		15,110,477
Oracle Corp.	166,907		17,682,128
QUALCOMM, Inc.	129,207		14,653,366
TE Connectivity Ltd.	43,423		5,318,449
			201,955,739
Materials—1.9%
Corteva, Inc.	165,121		8,832,322
CRH PLC - SP ADR(a)	136,591		6,493,536
FMC Corp.	92,272		9,603,670
			24,929,528
TOTAL COMMON STOCKS
(Cost $826,155,832)			1,267,661,898

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL—8.2%
Mount Vernon Liquid Assets Portfolio, LLC, 5.22%(b)	106,265,806		106,265,806
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL
(Cost $106,265,806)			106,265,806
SHORT-TERM INVESTMENTS—3.3%
Tri-State Deposit, 4.95%(b)	36,272,901		36,272,901
U.S. Bank Money Market Deposit Account, 5.00%(b)	6,531,939		6,531,939
TOTAL SHORT-TERM INVESTMENTS
(Cost $42,804,840)			42,804,840
TOTAL INVESTMENTS—109.3%
(Cost $975,226,478)			1,416,732,544
	Number	Notional
	of Contracts	Amount
OPTIONS WRITTEN ƗƗ—(1.0%)
Call Options Written—(1.0%)
Advanced Micro Devices, Inc.
Expiration:
06/16/2023,
Exercise Price:
60.00	(1,136)	(13,428,656)	(6,787,600)
Expiration:
06/16/2023,
Exercise Price:
70.00	(1,125)	(13,298,625)	(5,468,625)
TOTAL CALL OPTIONS WRITTEN
(Premiums received $(6,417,344))			(12,256,225)
TOTAL OPTIONS WRITTEN
(Premiums received $(6,417,344))			(12,256,225)
LIABILITIES IN EXCESS OF OTHER ASSETS—(8.3)%			(108,033,003)
NET ASSETS—100.0%			$1,296,443,316

ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt
*	Non-income producing.
(a)	All or a portion of the security is on loan. At May 31, 2023, the market value of securities on loan was $101,974,835.
(b)	The rate shown is as of May 31, 2023.
#	Security segregated as collateral for options written.
ƗƗ	Primary risk exposure is equity contracts.

The above industry classifications are based upon the The Global Industry Classification Standard (“GICS”®). GICS was developed by and is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use.

Industry classifications may be different than those used for compliance monitoring purposes.

BOSTON PARTNERS INVESTMENT FUNDS
BOSTON PARTNERS ALL-CAP VALUE FUND
NOTES TO PORTFOLIO OF INVESTMENTS
MAY 31, 2023 (UNAUDITED)

PORTFOLIO VALUATION — The Boston Partners All-Cap Value Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.  Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.  Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2023, in valuing the Fund's investments carried at fair value:
					INVESTMENTS MEASURED AT NET ASSET VALUE*
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stock
Communication Services	$62,293,884	$62,293,884	$-	$-	$-
Consumer Discretionary	98,617,932	98,617,932	-	-	-
Consumer Staples	21,705,360	21,705,360	-	-	-
Energy	93,074,941	93,074,941	-	-	-
Financials	273,453,835	273,453,835	-	-	-
Health Care	305,708,536	305,708,536	-	-	-
Industrials	185,922,143	185,922,143	-	-	-
Information Technology	201,955,739	201,955,739	-	-	-
Materials	24,929,528	24,929,528	-	-	-
Investments Purchased with Proceeds from Securities Lending Collateral	106,265,806	-	-	-	106,265,806
Short-Term Investments	42,804,840	6,531,939	36,272,901	-	-
Total Assets	$1,416,732,544	$1,274,193,837	$36,272,901	$-	$106,265,806

					INVESTMENTS MEASURED AT NET ASSET VALUE*
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Options Written
Equity Contracts	$(12,256,225)	$(12,256,225)	$-	$-	$-
Total Liabilities	$(12,256,225)	$(12,256,225)	$-	$-	$-

*Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy included to reconcile to the amounts presented in the Portfolio of Investments.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and  the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2023, the Fund had no significant Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.